EXPLORATION AND EVALUATION PROPERTIES - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property interests
At beginning of period	$ (710)
At end of period	7,635	$ 710
Exploration and evaluation properties (note 10)	82,743	82,743
Cost
Property interests
At beginning of period	(1,165)	(620)
Due to changes in exchange rates	(83)	25
Transferred to value taxes recoverable	2,484
At end of period	8,684	1,165
Accumulated depreciation
Property interests
At beginning of period	455	336
Due to changes in exchange rates	(6)	13
At end of period	(1,049)	(455)
Mineral Properties | Cost
Property interests
At beginning of period	(82,743)	(125,358)
Transferred to mineral properties under development and construction		(39,272)
Transferred to value taxes recoverable		(3,343)
At end of period	82,743	82,743
Exploration and evaluation properties (note 10)	82,743	82,743
Mineral Properties | Accumulated depreciation
Property interests
At beginning of period		285
Due to changes in exchange rates		(2,414)
Transferred to mineral properties under development and construction		2,129
Camino Rojo | Mineral Properties | Cost
Property interests
At beginning of period		(42,615)
Transferred to mineral properties under development and construction		(39,272)
Transferred to value taxes recoverable		(3,343)
Camino Rojo | Mineral Properties | Accumulated depreciation
Property interests
At beginning of period		285
Due to changes in exchange rates		(2,414)
Transferred to mineral properties under development and construction		2,129
Cerro Quema | Mineral Properties | Cost
Property interests
At beginning of period	(82,429)	(82,429)
At end of period	82,429	82,429
Exploration and evaluation properties (note 10)	82,429	82,429
Monitor Gold Corporation | Mineral Properties | Cost
Property interests
At beginning of period	(314)	(314)
At end of period	314	314
Exploration and evaluation properties (note 10)	$ 314	$ 314